Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations [Abstract]
Schedule of Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations
	2024	2023	2022
	MCh$	MCh$	MCh$

Net income from assets received in payment or adjudicated in judicial auction
Gain (loss) on sale of assets received in lieu of payment or foreclosed at judicial auction	2,361	1,358	4,053
Other income from assets received in payment or foreclosed at judicial auction	57	53	195
Provisions for adjustments to net realizable value of assets received in lieu of payment or foreclosed at judicial auction	(3,350)	(2,250)	(620)
Charge-off assets received in lieu of payment or foreclosed at judicial auction	(1,187)	(485)	(38)
Expenses to maintain assets received in lieu of payment or foreclosed at judicial auction	(1,382)	(1,165)	(1,077)
Non-current assets held for sale
Investments in other companies	—	—	(435)
Intangible assets	—	—	—
Property and equipment	938	2,971	1,043
Assets for recovery of assets transferred in financial leasing operations	2,105	2,325	1,727
Other assets	—	—	—
Disposal groups held for sale	—	—	—
Total	(458)	2,807	4,848